SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.SHARE-BASED COMPENSATION

In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. In June 2023, the Group adopted the 2023 Share Incentive Plan (collectively with 2009 Share Incentive Plan, the “Incentive Award Plans”), which allows the Group to offer incentive awards up to 20,000,000 ordinary shares to Participants. In June 2024, the Group increased the maximum number of incentive awards available under the 2023 Share Incentive Plan to 300,000,000. The Group either uses treasury shares or issues shares upon the exercise of share options and the vesting of nonvested restricted stocks. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;

b.)Vest over a period of ten years in equal yearly installments;

As of December 31, 2025, the Group had granted 274,684,560 options and 358,769,850 nonvested restricted stocks, some of which were subject to adjustment on performance condition.

Share options

In 2023, the Group granted 28,625,350 share options to senior officers, which was in five tranches with performance conditions, and the vesting of each of the five tranches commences respectively at the first, second, third, fourth, and fifth anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the five - year period ending December 31, 2027.

In 2025, the Group granted 888,210 share options to senior officers, which was in three tranches with performance conditions, and the vesting of each of the three tranches commences respectively at the first, second and third anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the first anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the three-year period ending December 31, 2027.

The weighted-average grant date fair value for options granted in 2025 was US$1.34 per share, computed using the binomial option pricing model. The binomial option pricing model required the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees were likely to exercise stock options. The Group used historical data to estimate forfeiture rate. Expected volatility was based on the average historical equity volatility of the Group. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

2025
Suboptimal exercise factor	2.80
Risk-free interest rate	4.68%
Volatility	51.75%
Dividend yield	4.60%
Life of option	8 years

The following table summarized the Group’s share option activity under the option plans:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2025	28,019,660	2.80	—	—
Granted	888,210	2.80	—	—
Forfeited	(2,410,610)	2.80	—	—
Exercised	(1,911,860)	2.80	—	—
Adjusted for performance conditions	(179,370)	2.80	—	—
Share options outstanding at December 31, 2025	24,406,030	2.80	7.40	46
Share options vested or expected to vest at December 31, 2025	22,471,610	2.80	7.40	43
Share options exercisable at December 31, 2025	1,716,960	2.80	7.41	3

Given the actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting commences, the share - based compensation expenses related to these options would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to options awarded indexed to financial performance beyond the year ended December 31, 2025. The total share based compensation expenses relating to these options were RMB172.

As of December 31, 2025, there was RMB111 in total unrecognized compensation expense, net of estimated forfeitures, related to the option arrangements, which was expected to be recognized over a weighted - average period of 2.56 years.

During the year ended December 31, 2025, 1,911,860 share options were exercised having an aggregate intrinsic value of RMB15.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2023, the Group granted 28,625,350 nonvested restricted stocks to senior officers, with the same terms of the options granted in 2023. The share-based compensation expenses related to these nonvested restricted stocks would be recognized when the financial performance is expected to be met. In 2025, the Group granted 888,210 nonvested restricted stocks to senior officers, with the same terms of the options granted in 2025. The Group didn’t record any compensation expenses relating to incentive shares which are indexed to financial performance beyond the year ended December 31, 2025. The total share based compensation expenses relating to these nonvested restricted stocks were RMB281.

The following table summarized the Group’s nonvested restricted stock activities during the year ended December 31, 2025.

		Weighted Average
	Number of	Grant Date
	Restricted Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2025	127,537,010	2.78
Granted	7,619,230	3.09
Forfeited	(4,319,980)	2.93
Vested	(17,714,260)	2.40
Adjusted for performance conditions	215,790	3.22
Nonvested restricted stocks outstanding at December 31, 2025	113,337,790	2.86

As of December 31, 2025, there was RMB1,520 in total unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which was expected to be recognized over a weighted-average period of 5.66 years.

The total fair value of nonvested restricted stocks vested in 2023, 2024 and 2025 was RMB286, RMB224 and RMB490, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized share-based compensation expenses of RMB143, RMB322 and RMB420, respectively, which were classified as follows:

	Years Ended December 31,
	2023	2024	2025
Hotel operating costs	31	31	33
Selling and marketing expenses	6	6	7
General and administrative expenses	106	285	380
Total	143	322	420